John Hancock Funds II
Supplement dated April 1, 2016 to the current Class NAV prospectus

Global Bond Fund

Effective April 1, 2016, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%) – as of 12/31/14	1 year	5 year	Since Inception (10/15/05)
Class NAV before tax	1.92	4.62	4.95
after tax on distributions	1.92	3.34	2.64
after tax on distributions, with sale	1.09	3.14	2.95
Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	0.59	2.65	4.37
J.P. Morgan Global Government Bond Unhedged Index (reflects no deduction for fees, expenses, or taxes)	0.56	2.13	4.29

Prior to April 1, 2016, the fund’s primary benchmark was the J.P. Morgan Global Government Bond Unhedged Index. Effective April 1, 2016, the fund’s primary benchmark index is the Barclays Global Aggregate Index. The Barclays Global Aggregate Index more accurately reflects the fund’s risk/return profile.

You should read this supplement in conjunction with the fund’s prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 1, 2016 to the current Class 1 prospectus

Global Bond Fund

Effective April 1, 2016, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%) – as of 12/31/14	1 year	5 year	Since Inception (10/15/05)
Class 1 before tax	1.84	4.56	4.88
after tax on distributions	1.84	3.29	2.58
after tax on distributions, with sale	1.04	3.10	2.91
Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	0.59	2.65	4.37
J.P. Morgan Global Government Bond Unhedged Index (reflects no deduction for fees, expenses, or taxes)	0.56	2.13	4.29

Prior to April 1, 2016, the fund’s primary benchmark was the J.P. Morgan Global Government Bond Unhedged Index. Effective April 1, 2016, the fund’s primary benchmark index is the Barclays Global Aggregate Index. The Barclays Global Aggregate Index more accurately reflects the fund’s risk/return profile.

You should read this supplement in conjunction with the fund’s prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 1, 2016 to the current Class A, C, I and R6 prospectus

Redwood Fund

Effective April 1, 2016, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%) – as of 12/31/14	1 year	Since Inception (9/29/11)
Class A before tax	-3.29	3.79
after tax on distributions	-4.58	2.92
after tax on distributions, with sale	-1.17	2.71
Class C	-0.06	4.58
Class I	2.07	5.76
Class R6	2.33	5.92
Bank of America Merrill Lynch US Treasury Bill 3-Month Index (reflects no deduction for fees, expenses, or taxes)	0.03	0.07
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	22.15

Prior to April 1, 2016, the fund’s primary index was the S&P 500 Index. Effective April 1, 2016, the fund’s primary benchmark index is the Bank of America Merrill Lynch US Treasury Bill 3-Month Index. The Bank of America Merrill Lynch US Treasury Bill 3-Month Index more accurately reflects the fund’s risk/return profile.

You should read this supplement in conjunction with the fund’s prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 1, 2016 to the current Class NAV prospectus

Redwood Fund

Effective April 1, 2016, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%) – as of 12/31/14	1 year	Since Inception (9/29/11)
Class NAV before tax	2.24	5.91
after tax on distributions	0.89	5.02
after tax on distributions, with sale	2.00	4.35
Bank of America Merrill Lynch US Treasury Bill 3-Month Index (reflects no deduction for fees, expenses, or taxes)	0.03	0.07
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	22.15

Prior to April 1, 2016, the fund’s primary index was the S&P 500 Index. Effective April 1, 2016, the fund’s primary benchmark index is the Bank of America Merrill Lynch US Treasury Bill 3-Month Index. The Bank of America Merrill Lynch US Treasury Bill 3-Month Index more accurately reflects the fund’s risk/return profile.

You should read this supplement in conjunction with the fund’s prospectus and retain it for future reference.